Other Comprehensive Income (Loss) - Summary of Changes in Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ 1,080,376	$ 1,040,335	$ 1,053,595
Current period changes in other comprehensive income (loss)	34,396	48,367	20,561
Ending Balance	1,160,728	1,080,376	1,040,335
Accumulated Other Comprehensive (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(110,368)	(158,735)	(179,296)
Current period changes in other comprehensive income (loss)	34,396	48,367	20,561
Ending Balance	(75,972)	(110,368)	(158,735)
Unrealized (Losses) on Debt Securities Available for Sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(83,523)	(113,649)	(135,482)
Current period changes in other comprehensive income (loss)	26,715	30,126	21,833
Ending Balance	(56,808)	(83,523)	(113,649)
Unrealized Gains (Losses) on Swaps
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	1,365	(414)	504
Current period changes in other comprehensive income (loss)	(3,273)	1,779	(918)
Ending Balance	(1,908)	1,365	(414)
Employee Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(28,210)	(44,672)	(44,318)
Current period changes in other comprehensive income (loss)	10,954	16,462	(354)
Ending Balance	$ (17,256)	$ (28,210)	$ (44,672)